Short-term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Short Term Bank Loans	As of June 30, 2025 and December 31, 2024, short-term bank loans consisted of the following:
	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Trade financing	$821,238	$1,510,249